Inventory	12 Months Ended
Dec. 31, 2017
Inventory [Abstract]
INVENTORY
13. INVENTORY

Inventory consisted of the following:

As at	December 31	December 31
millions of Canadian dollars	2017	2016
Fuel	$180	$235
Materials	216	215
Emission credits (1)	22	22
	$418	$472
(1)The NEGG Facilities are subject to the Acid Rain Program for sulphur dioxide emissions and the Regional Greenhouse Gas Initiative for carbon dioxide emissions. The emissions credits inventory balance represents the credits purchased to offset the other current liabilities and other long-term liabilities associated with these programs.